Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ 15,405	$ 15,227	$ (24,888)
Tax charge (credit) on profit or lossb	$ 16,762	$ 6,740	$ (4,159)
Effective tax rate	109.00%	44.00%	17.00%
Tax rate computed at the weighted average statutory rate	77.00%	54.00%	31.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesd	(0.04)	(0.03)	0
Adjustments in respect of prior years	(3.00%)	(9.00%)	(6.00%)
Deferred tax not recognized	(0.02)	0.08	(0.03)
Tax incentives for investment	(0.01)	(0.01)	0.01
Tax rate effect of disposals	(0.08)	(0.04)	0
Foreign exchange	3.00%	1.00%	(1.00%)
Items not deductible for tax purposes	5.00%	1.00%	(3.00%)
Tax rate effect from decision to exit shareholding in associate	27.00%	0.00%	0.00%
Tax rate effect from imposition of new taxes	12.00%	0.00%	0.00%
Other	3.00%	(3.00%)	(2.00%)
Discontinued operations [member] | Oman | Block 61
Increase (decrease) resulting from
Proportion of ownership interest in associate		20.00%
Excluding impact of Rosneft
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ 40,925
Tax charge (credit) on profit or lossb	$ 17,823
Effective tax rate	44.00%
Tax rate computed at the weighted average statutory rate	42.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesd	(0.01)
Adjustments in respect of prior years	(1.00%)
Deferred tax not recognized	(0.01)
Tax incentives for investment	0
Tax rate effect of disposals	(0.03)
Foreign exchange	1.00%
Items not deductible for tax purposes	2.00%
Tax rate effect from decision to exit shareholding in associate	0.00%
Tax rate effect from imposition of new taxes	4.00%
Other	1.00%
Impact of Rosneft
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ (25,520)
Tax charge (credit) on profit or lossb	$ (1,061)
Effective tax rate	4.00%
Tax rate computed at the weighted average statutory rate	20.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesd	0
Adjustments in respect of prior years	0.00%
Deferred tax not recognized	0
Tax incentives for investment	0
Tax rate effect of disposals	0
Foreign exchange	0.00%
Items not deductible for tax purposes	0.00%
Tax rate effect from decision to exit shareholding in associate	(16.00%)
Tax rate effect from imposition of new taxes	0.00%
Other	0.00%